Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (13,957,984)	$ (1,701,810)
Minority interest in net loss	(124,899)	(61,998)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	71,920	24,084
(Gain) loss on debt extinguishment, net	62,641	(165,615)
Change in fair market value of derivative liabilities	7,594,136	231,519
Amortization of debt discounts	1,318,977	357,612
Stock issued for services	966,279	92,500
Stock issued for compensation, related party	200,760	339,000
Options issued for services	325,434
Options issued for services, related parties	1,252,411
Decrease (increase) in assets:
Deferred television costs		116,454
Other current assets	1,970	(84,525)
Inventory	(255,486)
Increase (decrease) in liabilities:
Checks drawn in excess of available funds		(2,154)
Accounts payable	404,004	(45,546)
Accrued expenses	162,244	96,972
Deferred revenue		(135,000)
Deferred rent obligations	13,153	13,508
Settlements payable	(30,000)	(203,810)
Net cash used in operating activities	(1,994,440)	(1,124,537)
Cash flows from investing activities
Purchase of fixed assets and construction in progress	(608,839)	(251,304)
Net cash used in investing activities	(608,839)	(251,304)
Cash flows from financing activities
Proceeds from convertible debentures	986,000	265,000
Repayment of convertible debentures		(80,890)
Proceeds from short term debt	215,000	1,088,000
Repayment of short term debt	(10,000)	(50,000)
Proceeds from sale of common stock	1,333,000	298,850
Net cash provided by financing activities	2,524,000	1,520,960
Net increase (decrease) in cash	(79,279)	145,119
Cash - beginning	145,119
Cash - ending	65,840	145,119
Supplemental disclosures:
Interest paid	200	328
Income taxes paid
Non-cash investing and financing activities:
Contributed capital, debt settlement payment		14,000
Convertible debts settled with cash repayment agreements		320,000
Value of debt discounts	1,004,335	257,379
Value of shares issued for conversion of debt	317,124	221,186
Value of warrants issued with short term debt	518,423	939,396
Value of derivative adjustment due to debt conversions	60,322	1,052,128
Value of shares issued for injunction	528,073
Advance exchanged for promissory note		$ 25,000